Financial and Capital Risk Management and Fair Value Measurement - Additional Information (Detail) - Credit risk [member]	Dec. 31, 2018 GBP (£)
Investment counterparties [member]
Disclosure of detailed information about financial instruments [line items]
Exposure risk	£ 10,000,000
Cash deposit counterparties [member]
Disclosure of detailed information about financial instruments [line items]
Exposure risk	£ 5,000,000